Income taxes - Reconciliation of income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Taxes [Abstract]
Applicable tax rate	31.00%	31.00%
Income tax expense (recovery) based on combined federal and provincial tax rates of 31% (June 30, 2017 - 31%)	$ (1,664)	$ (113)
Share-based compensation	915	1,792
Non-taxable portion of capital gain	(1,024)	0
Tax rate differential	3,675	(1,252)
Non-controlling interest	(2,223)	0
Non-deductible acquisition costs	0	1,244
Tax rate change on opening balance	2,120	0
Other	(308)	200
Provision for (recovery of) income taxes	$ 1,491	$ 1,871